Summary of Significant Accounting Policies - Other Expense (Income), Net (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	May 18, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Foreign currency transaction losses (gains), net		$ (13,201)	$ 2,314	$ (15,753)	$ 29,830	$ 24,852
Debt extinguishment expense		671	0	0	68,300	0
Other, net(2)		68,431	2,399	(177,051)	45,415	9,046
Other (Income) Expense, Net		$ 55,901	$ 4,713	(192,804)	143,545	33,898
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on divestiture	$ 20,300			178,983	$ 0	$ 0
IPM Divestment
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on divestiture				$ 179,000